Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing. The Company’s long-standing practice has been to grant equity awards on a predetermined schedule. Annual awards are made in the first quarter of the fiscal year, and typically occur prior to the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, and before the filing of the Company’s Annual Report. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year.

Off-cycle awards (such as special retention awards, or awards relating to new hires or promotions) may occasionally occur at other times throughout the year, and are generally approved at a regularly scheduled quarterly meeting of the Compensation Committee. The timing of such awards is therefore dictated primarily by the event giving rise to the award (e.g., new hire, promotion, etc.) and the schedules of the Committee members approving the award. There were no such “off-cycle” awards granted to Named Executive Officers in 2025.

The Company did not time the disclosure of material nonpublic information to affect the value of executive compensation awarded in 2025.

2026 Proxy Statement | 32

Award Timing Method	The Company’s long-standing practice has been to grant equity awards on a predetermined schedule. Annual awards are made in the first quarter of the fiscal year, and typically occur prior to the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, and before the filing of the Company’s Annual Report. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Insider Trading Policy, including Prohibition on Hedging or Pledging our Securities

We have adopted an Insider Trader Policy governing the purchase, sale and/or other dispositions of our securities by directors, officers and employees, and by us, that is reasonably designed to promote compliance with insider trading laws, rules and regulations and NYSE listing standards. In addition, our Code of Ethics addresses restrictions on trading in securities and references our insider trading policy. Our Insider Trading Policy is filed with the SEC as an exhibit to our Annual Report and is available, along with our Code of Ethics, on our website, www.irtliving.com.

In addition, we do not consider it appropriate for any of our officers, directors or employees to enter into speculative transactions in our securities that are designed to hedge or offset any decrease in market value of our securities. As the result, our Insider Trading Policy prohibits officers, directors or employees from purchasing puts, calls, options or other derivative securities based on our securities. Our Insider Trading Policy also prohibits hedging or monetization transactions, such as zero-cost collars and forward sale contracts. Officers, directors and employees may also not purchase our securities on margin, borrow against any account in which our securities are held or otherwise pledge our securities.

Our Insider Trading Policy also prohibits our officers, directors and employees from holding their shares of our common stock in a margin account or otherwise pledging such shares of common stock as collateral for a loan. This prohibition maintains the alignment between Company management and stockholders, and prevents the risk of inadvertent insider trading violations.

Certain of our directors and officers have adopted, and in the future may adopt, written trading plans that meet requirements of Rule 10b5-1 of the Exchange Act (”Rule 10b5-1”). Rule 10b5-1 allows persons who may be considered insiders of an issuer to adopt pre-arranged written plans for trading specified amounts of shares. Rule 10b5-1 trading plans establish predetermined trading parameters that, among other things, do not permit the person adopting the trading plan to exercise subsequent influence over how, when or whether to effect trades. Once a Rule 10b5-1 trading plan has been properly adopted, trades may be executed pursuant to the terms of the trading plan at times when the person would otherwise be restricted from trading (e.g., during a closed trading window). Rule 10b5-1 trading plans are designed to allow individuals to purchase or sell securities in an orderly fashion for asset diversification, liquidity, tax planning, and other purposes when they might otherwise be restricted from doing so due to material, nonpublic information that they might possess at the time of the purchase or sale. Our Insider Trading Policy contains policies and procedures governing the use of Rule 10b5-1 trading plans relating to our securities. Under these policies and procedures, our directors, officers and employees may enter into a new Rule 10b5-1 trading plan or amend an existing trading plan only during an open trading window and only if they are not in possession of any material nonpublic information concerning us at the time. In addition, trades by our directors and executive officers pursuant to a new or amended 10b5-1 trading plan are subject to a “cooling off” period and may not be made until the later of (i) 90 days after the adoption or amendment of such trading plan, or (ii) two business days following the disclosure of our financial results in a Form 10-Q or Form 10-K for the completed fiscal quarter in which such trading plan was adopted or amended (with a maximum cooling off period of 120 days after adoption or amendment of such trading plan); and trades by our other employees may not be made under a Rule 10b5-1 trading plan until 30 days after adoption or amendment of such trading plan.

The adoption, amendment and termination of Rule 10b5-1 trading plans and non-Rule 10b5-1 trading arrangements by our directors and executive officers, as well as purchase and sale transactions under Rule 10b5-1 trading plans and non-Rule 10b5-1 trading arrangements by our directors and executive officers will be disclosed publicly through filings with the SEC to the extent required.